Related Party Transactions	6 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

4. RELATED PARTY TRANSACTIONS

As of June 30, 2025, amount due to related party was as following:

Name	Amount	Relationship	Note
Breeze	$67,680	The Company is 100% owned and controlled operating subsidiary of Breeze	General and administrative expenses paid on behalf of Pubco. The amount has no fixed repayment terms and has no interest bearing.

 As of December 31, 2024, the amount due to related party was as following:

Name	Amount	Relationship	Note
Breeze	$66,441	The Company is 100% owned and controlled operating subsidiary of Breeze	General and administrative expenses paid on behalf of Pubco. The amount has no fixed repayment terms and has no interest bearing.

During the six months ended June 30, 2025, the Company had the following transactions with related party:

Name	Amount	Relationship	Note
Breeze	$1,239	The Company is 100% owned and controlled operating subsidiary of Breeze	Payment on behalf of Pubco by Breeze

During the six months ended June 30, 2024, the Company had the following transactions with related party:

Name	Amount	Relationship	Note
Breeze	$—	The Company is 100% owned and controlled operating subsidiary of Breeze	—

NOTE 4 — RELATED PARTY TRANSACTIONS

The Company was originally incorporated in Delaware and capitalized under the name True Velocity, Inc. on February 6, 2024, through the issuance of 1,000 shares of common stock to Breeze. There are no contractual obligations or other arrangements with related parties except as specified in the Merger Agreement.

On February 14, 2024, Breeze Merger Sub was incorporated as a wholly-owned subsidiary of the Company. Breeze Merger Sub issued 1,000 ordinary shares to the Company with a par value of $0.001 for a total investment of $1.00.

On November 19, 2024, BH Biopharma Merger Sub was incorporated through the issuance of one ordinary share to Ogier Global Subscriber (Cayman) Limited (“Ogier”) for the par value of $1.00. On December 2, 2024, BH Biopharma Merger Sub became a wholly-owned subsidiary of the Company when the one ordinary share held by Ogier was transferred to the Company, and an additional nine ordinary shares were also issued to the Company for the par value of $1.00 per share for a total investment of $10.00.

Breeze Holdings Acquisition Corp. [Member]
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

5. Related Party Transactions

Founder Shares

In June 2020, the Sponsor purchased 100 shares of common stock (the “Founder Shares”) for an aggregate purchase price of $25,000. On July 15, 2020, the Sponsor effected a 28,750-for-1 forward stock split and, as a result, our initial shareholders held 2,875,000 Founder Shares as of the date of our initial public offering.

The 2,875,000 Founder Shares included an aggregate of up to 375,000 shares subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Sponsor will own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor does not purchase any Public Shares in the Initial Public Offering). As a result of the underwriters’ election to fully exercise their over-allotment option, 375,000 Founder Shares are no longer subject to forfeiture. The Founder Shares will automatically convert into shares of common stock upon consummation of a Business Combination on a one-for-one basis, subject to certain adjustments, as described in Note 6.

Under terms of a Letter Agreement dated November 23, 2020 the Sponsor and each holder of Founder Shares agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

The Letter Agreement was replaced by a Lock-up Agreement by and among YD Biopharma, certain shareholders of YD Biopharma, the Sponsor, and certain shareholders of the Company that was entered into on September 24, 2024, in connection with the execution of the Merger Agreement. The stockholders subject to the Lock-Up Agreement have agreed, subject to limited exceptions, not to transfer, assign or sell any Founder Shares held until the earlier to occur of: (A) eight months after the Closing Date or (B) subsequent to the Closing Date, (x) if the last sale price of Pubco’s ordinary shares equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing the day after the fourth month anniversary after the closing date of merger with YD Biopharma the transfer restriction shall expire with respect to ten percent (10%) of the Lock-Up Shares, (y) if the last sale price of Pubco’s ordinary shares equals or exceeds $15.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing the day after the fourth month anniversary after the closing date of merger with YD Biopharma Limited the transfer restriction shall expire with respect to an additional ten percent (10%) of the Lock-Up Shares, or (z) the date on which Pubco completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of Pubco’s stockholders having the right to exchange their ordinary shares for cash, securities or other property.

The Company had agreed with each of its four independent directors (the “Directors”) subsequent to incorporation of the Company to provide them the right to each purchase 25,000 Founder Shares with a par value of $0.0001 of the Company from Breeze Sponsor, LLC (the “Sponsor”). The Directors each exercised their right in full on July 6, 2021, and purchased 100,000 shares (25,000 per each Director) of the Founder Shares from Sponsor for a total of $10 in the aggregate. Sponsor has agreed to transfer 15,000 shares of its common stock to each of the Directors upon the closing of a Business Combination by the Company, with such shares currently beneficially owned by Sponsor.

The Sponsor and I-Bankers Securities purchased an aggregate of 5,425,000 Private Placement Warrants at a price of $1.00 per warrant in a private placement that occurred simultaneously with the closing of Breeze’s IPO. Of such amount, 4,325,000 Private Placement Warrants were purchased by the Sponsor, and an aggregate of 1,100,000 Private Placement Warrants were purchased by I-Bankers Securities and Northland. The Private Placement Warrants (including the common stock issuable upon exercise of the private placement warrants) may not, subject to certain limited exceptions, be transferred, assigned or sold by the holder until 30 days after the completion of Breeze’s initial business combination.

If any of Breeze’s officers or directors becomes aware of a business combination opportunity that falls within the line of business of any entity to which he or she has then-current fiduciary or contractual obligations, he or she may be required to present such business combination opportunity to such entity prior to presenting such business combination opportunity to us. Breeze’s executive officers and directors currently have certain relevant fiduciary duties or contractual obligations that may take priority over their duties to us.

The Sponsor, executive officers and directors, or any of their respective affiliates, will be reimbursed for any out-of-pocket expenses incurred in connection with activities on Breeze’s behalf such as identifying potential target businesses and performing due diligence on suitable business combinations. Breeze’s audit committee will review on a quarterly basis all payments that were made to the Sponsor, officers, directors or Breeze’s or their affiliates and will determine which expenses and the amount of expenses that will be reimbursed. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by such persons in connection with activities on Breeze’s behalf.

Administrative Support Agreement

The Company entered into an agreement whereby, commencing on November 23, 2020, through the earlier of the Company’s consummation of a Business Combination and its liquidation, the Company will pay an affiliate of the Sponsor a total of $5,000 per month for office space, utilities and secretarial and administrative support services. For the six months ended June 30, 2025, the Company incurred and paid $30,000 in fees for these services of which such amounts are included in accounts payable and accrued expenses in the accompanying condensed consolidated balance sheets.

Related Party Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes would be repaid upon consummation of a Business Combination, without interest. In the event that a Business Combination does not close, the Company may use a portion of the proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.

On November 19, 2021 (as amended), the Sponsor loaned Breeze an aggregate of $1,150,000 pursuant to an unsecured promissory note to extend the date by which Breeze has to consummate a business combination from November 25, 2021, to February 25, 2022. This unsecured promissory note is non-interest bearing and payable on the earlier of (i) the consummation of an initial Business Combination, or (ii) September 26, 2025. On February 18, 2022 (as amended), the Sponsor loaned the Company an aggregate of $1,150,000 pursuant to an unsecured promissory note to extend the date by which the Company had to consummate a business combination from February 25, 2022, to May 25, 2022. This unsecured promissory note is non-interest bearing and payable on the earlier of (i) the consummation of an initial Business Combination, or (ii) September 26, 2025.

On February 1, 2022 (as amended), the Company signed a Promissory Note with Sponsor, with a Maturity Date of March 26, 2023, for a total of up to $1,500,000. On October 1, 2022, the Company signed an Amended Promissory Note with Sponsor, with a Maturity Date of September 26, 2023, for a total of up to $4,000,000.

On April 1, 2023, the Company signed an Amended Promissory Note with Sponsor, with a Maturity Date of September 26, 2023, for a total of up to $5,000,000. On October 1, 2023, the Company signed an Amended Promissory Note with Sponsor, with a Maturity Date of June 26, 2024, for a total of up to $6,000,000. On March 1, 2024, the Company signed an Amended Promissory Note with Sponsor, with a Maturity Date of June 26, 2024, for a total of up to $7,000,000. On July 1, 2024, the Company signed an Amended Promissory Note with Sponsor, with a Maturity Date of December 26, 2024, for a total of up to $7,500,000. On December 26, 2024, the Company signed an Amended Promissory Note with Sponsor, with a Maturity Date of June 26, 2025, for a total of up to $7,500,000. On March 1, 2025, the Company signed an Amended Promissory Note with Sponsor, with a Maturity Date of June 26, 2025, and on June 27, 2025, the note was further amended to September 26, 2025, for a total of up to $8,000,000. As of June 30, 2025, the amount outstanding under this Promissory Note was $6,691,039 for direct working capital, and $1,179,374 for monthly SPAC extension funds the Sponsor deposited into the Trust Account during the months of September 2022 through June 2025 for a total of $7,870,413 from Sponsor. The Promissory Note is non-interest bearing and payable on the earlier of (i) the consummation of an initial Business Combination, or (ii) September 26, 2025. The Company additionally owes the Sponsor $220,052 for expenses paid by Sponsor on behalf of the Company. The total amount owed to the Sponsor as of June 30, 2025, is $10,390,465.

The Company had 12 months from the closing of the Initial Public Offering to consummate its initial Business Combination. However, by resolution of its board, requested by the Sponsor, the Company extended the period of time to consummate a Business Combination two times, each by an additional three months (for a total of up to 18 months to complete a Business Combination). The Sponsor deposited additional funds into the Trust Account in order to extend the time available for the Company to consummate its initial Business Combination. The Sponsor deposited into the Trust Account for each three-month extension, $1,150,000 ($0.10 per share) on or prior to the date of the applicable deadline.

On September 13, 2022, the Company held its annual stockholders’ meeting and approved the Company to extend the date of September 26, 2022, up to six (6) times for an additional one (1) month each time (ultimately until as late as March 26, 2023). For each one-month extension on September 26, October 26, November 26, December 26, 2022, January 25, 2023, and February 23, 2023, $59,157 ($0.035 per share) per extension, up to an aggregate of $354,942, or approximately $0.21 per share. The Company held a meeting of its stockholders on March 22, 2023, where the Company’s stockholders approved the Company to extend the date of March 26, 2023, up to six (6) times for an additional one (1) month each time (ultimately until as late as September 26, 2023). For each one-month extension through September 26, 2023, the Sponsor deposited into the Trust Account $41,317 ($0.035 per share) on March 30, 2023. April 25, 2023, May 25, 2023, June 26, 2023, August 2, 2023, and August 28, 2023.

The Company held a meeting of its stockholders on September 22, 2023 where the Company’s stockholders approved (i) a proposal to amend the Company’s A&R COI to authorize the Company to extend the date of September 26, 2023, up to nine (9) times for an additional one (1) month each time (ultimately until as late as June 26, 2024), and (ii) a proposal to amend the Trust Agreement to authorize the Extension and its implementation by the Company. For each one-month extension the Company deposited $40,575 ($0.035 per share) into the Trust Account. On September 27, 2023, Breeze executed the thirteenth one-month extension through October 26, 2023. On October 24, 2023, November 26, 2023, December 27, 2023, January 26, 2024, February 27, 2024, March 26, 2024, May 7, 2024, and June 3, 2024, Breeze executed the fourteenth, fifteenth, sixteenth, seventeenth, eighteenth, nineteenth, twentieth and twenty-first one-month extensions through June 26, 2024. The payments were made in the form of a loan. The loans are non-interest bearing and payable upon the consummation of the Company’s initial Business Combination. If the Company completes an initial Business Combination, it will repay such loaned amounts out of the proceeds of the Trust Account released to it. If the Company does not complete a Business Combination, it will not repay such loans. Furthermore, the letter agreement with the Company’s initial stockholders contains a provision pursuant to which the Sponsor has agreed to waive its right to be repaid for such loans out of the funds held in the Trust Account in the event that the Company does not complete a Business Combination.

The Company held a meeting of its stockholders on June 21, 2024 where the Company’s stockholders approved (i) a proposal to amend the Company’s A&R COI to authorize the Company to extend the date of June 26, 2024, up to six (6) times for an additional one (1) month each time (ultimately until as late as December 26, 2024), and (ii) a proposal to amend the Trust Agreement to authorize the Extension and its implementation by the Company. For each one-month extension the Company will deposit $31,280 ($0.035 per share) into the Trust Account. On June 26, 2024, and August 1, 2024, Breeze executed the twenty-second and twenty-third one-month extensions, and on November 22, 2024, Breeze executed (including accrued interest) the twenty-fourth, twenty-fifth and twenty-sixth one-month extensions for the period from September 26, 2024, through November 26, 2024.

On December 23, 2024, the Company held a meeting of its stockholders on December 23, 2024 where they approved (i) a proposal to amend the Company’s A&R COI to authorize the Company, and (ii) a proposal to amend the Trust Agreement to authorize and implement by the Company, an extension in one-month intervals up to June 26, 2025. The stockholders who elected to redeem their shares did so for a pro rata portion of the amount then in the Trust Account ($11.295 per share), plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company to pay its tax obligations. On January 2, 2025, $7,353,424 was paid to stockholders in conjunction with the redemptions from our Special Shareholders Meeting held on December 23, 2024, redeeming 621,609 shares of the Company’s common stock, with 3,412,103 shares of common stock remaining outstanding after Redemption; 272,103 of the 3,412,103 shares of common stock remaining outstanding after redemption (the “Public Shares”) are owned by the public stockholders. On January 2, 2025, the Company executed the twenty-seventh and twenty-eighth one-month extensions for the period from November 26, 2024, to January 26, 2025. On March 18, 2025, the Company executed the twenty-ninth, thirtieth and thirty-first one-month extensions for the period from January 26, 2025, to April 26, 2025.

The Company held a meeting of its stockholders on June 26, 2025 where the Company’s stockholders approved (i) a proposal to amend the Company’s A&R COI to authorize the Company to extend the date of September 26, 2025, up to three (3) times for an additional one (1) month each time (ultimately until as late as September 26, 2025), and (ii) a proposal to amend the Trust Agreement to authorize the Extension and its implementation by the Company. For each one-month extension the Company will deposit $7,855 ($0.035 per share) into the Trust Account. If the Company executes all three (3) extensions, up to September 26, 2025 and has not completed a business combination, the Company may hold a meeting of its stockholders to approve (i) a proposal to amend the Company’s A&R COI to authorize the Company an extension for a designated time, and (ii) a proposal to amend the Trust Agreement to authorize the Extension and its implementation by the Company.

In addition, in order to finance transaction costs in connection with an intended initial business combination, the Sponsor or an affiliate of the Sponsor or certain of Breeze’s officers and directors may, but are not obligated to, loan us funds as may be required. If we complete an initial business combination, we will repay such loaned amounts. In the event that the initial business combination does not close, we may use a portion of the working capital held outside the trust account to repay such loaned amounts but no proceeds from Breeze’s trust account would be used for such repayment. Breeze does not expect to seek loans from parties other than the Sponsor or an affiliate of the Sponsor as we do not believe third parties will be willing to loan such funds and provide a waiver against any and all rights to seek access to funds in Breeze’s trust account.

Representative and Consultant Shares

Pursuant to the underwriting agreement (the “Underwriting Agreement”) between the Company and I-Bankers Securities (the “Representative”), on November 23, 2020, the Company issued to the Representative and its designee 250,000 shares of common stock and separately agreed to issue the Company’s Consultant 15,000 shares of common stock for nominal consideration in a private placement intended to be exempt from registration under Section 4(a)(2) of the Act. In August 2021, the Company issued to the Consultant such Consultant Shares. The Company accounted for the Representative Shares and Consultant Shares as a deferred offering cost of the Initial Public Offering. Accordingly, the offering cost was allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs allocated to the Warrants were expensed immediately in the statement of operations, while offering costs allocated to the redeemable Public Shares were deferred and subsequently charged to temporary stockholders’ equity following the completion of the Initial Public Offering.

In 2020, the Company estimated and recorded the fair value of the Representative Shares and Consultant Shares to be $1,322,350 based upon the price of the common stock issued ($4.99 per share) to the Representative and Consultant. The holders of the Representative Shares and Consultant Shares have agreed not to transfer, assign or sell any such shares until the later of (i) 30 days after the completion of a Business Combination and 180 days pursuant to FINRA Conduct Rule 5110(e)(1) following the effective date of the Registration Statement to anyone other than (i) the Representative or an underwriter or selected dealer in connection with the Offering, or (ii) a bona fide officer or partner of the Representative or of any such underwriter or selected dealer. Additionally, pursuant to FINRA Conduct Rule 5110(e), the Representative Shares and Consultant Shares will not be the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the effective date of the Registration Statement.

In addition, the holders of Representative Shares and Consultant Shares have agreed (i) to waive their redemption rights with respect to such shares in connection with the completion of a Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete a Business Combination within the time specified in the certificate of incorporation.

Note 5 — Related Party Transactions

Founder Shares

In June 2020, the Sponsor purchased 100 shares of common stock (the “Founder Shares”) for an aggregate purchase price of $25,000. On July 15, 2020, the Sponsor effected a 28,750-for-1 forward stock split and, as a result, our initial shareholders held 2,875,000 Founder Shares as of the date of our initial public offering.

The 2,875,000 Founder Shares included an aggregate of up to 375,000 shares subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the Sponsor will own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor does not purchase any Public Shares in the Initial Public Offering). As a result of the underwriters’ election to fully exercise their over-allotment option, 375,000 Founder Shares are no longer subject to forfeiture. The Founder Shares will automatically convert into shares of common stock upon consummation of a Business Combination on a one-for-one basis, subject to certain adjustments, as described in Note 6.

The Sponsor and each holder of Founder Shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.

The Company had agreed with each of its four independent directors (the “Directors”) subsequent to incorporation of the Company to provide them the right to each purchase 25,000 Founder Shares with a par value of $0.0001 of the Company from Breeze Sponsor, LLC (the “Sponsor”). The Directors each exercised their right in full on July 6, 2021 and purchased 100,000 shares (25,000 per each Director) of the Founder Shares from Sponsor for a total of $10 in the aggregate. Sponsor has agreed to transfer 15,000 Founder Shares to each of the Directors upon the closing of a Business Combination by the Company, with such shares currently beneficially owned by Sponsor.

The Sponsor and I-Bankers purchased an aggregate of 5,425,000 Private Placement Warrants at a price of $1.00 per warrant in a private placement that occurred simultaneously with the closing of Breeze’s IPO. Of such amount, 4,325,000 Private Placement Warrants were purchased by the Sponsor, and an aggregate of 1,100,000 Private Placement Warrants were purchased by I-Bankers and Northland. The Private Placement Warrants (including the common stock issuable upon exercise of the private placement warrants) may not, subject to certain limited exceptions, be transferred, assigned or sold by the holder until 30 days after the completion of Breeze’s initial business combination.

If any of Breeze’s officers or directors becomes aware of a business combination opportunity that falls within the line of business of any entity to which he or she has then-current fiduciary or contractual obligations, he or she may be required to present such business combination opportunity to such entity prior to presenting such business combination opportunity to us. Breeze’s executive officers and directors currently have certain relevant fiduciary duties or contractual obligations that may take priority over their duties to us.

The Sponsor, executive officers and directors, or any of their respective affiliates, will be reimbursed for any out-of-pocket expenses incurred in connection with activities on Breeze’s behalf such as identifying potential target businesses and performing due diligence on suitable business combinations. Breeze’s audit committee will review on a quarterly basis all payments that were made to the Sponsor, officers, directors or Breeze’s or their affiliates and will determine which expenses and the amount of expenses that will be reimbursed. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by such persons in connection with activities on Breeze’s behalf.

Administrative Support Agreement

The Company entered into an agreement whereby, commencing on November 23, 2020 through the earlier of the Company’s consummation of a Business Combination and its liquidation, the Company will pay an affiliate of the Sponsor a total of $5,000 per month for office space, utilities and secretarial and administrative support services. For each of the years ended December 31, 2024 and 2023 the Company incurred $60,000 in fees for these services, of which such amounts are included in accounts payable and accrued expenses in the accompanying consolidated balance sheets.

Related Party Loans

In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required. Such loans would be evidenced by promissory notes. The notes would either be repaid upon consummation of a Business Combination, without interest. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the loans, but no proceeds held in the Trust Account would be used to repay the loans.

On November 19, 2021 (as amended), the Sponsor loaned Breeze an aggregate of $1,150,000 pursuant to an unsecured promissory note to extend the date by which Breeze has to consummate a business combination from November 25, 2021 to February 25, 2022. This unsecured promissory note, as amended for the maturity dates, is non-interest bearing and payable on the earlier of (i) the consummation of an initial Business Combination, or (ii) June 26, 2025. On February 18, 2022 (as amended), the Sponsor loaned the Company an aggregate of $1,150,000 pursuant to an unsecured promissory note to extend the date by which the Company had to consummate a business combination from February 25, 2022 to May 25, 2022. This unsecured promissory note, as amended for the maturity dates, is non-interest bearing and payable on the earlier of (i) the consummation of an initial Business Combination, or (ii) June 26, 2025.

On February 1, 2022 (as amended), the Company signed a Promissory Note for working capital with Sponsor, with a Maturity Date of March 26, 2023, for a total of up to $1,500,000. On October 1, 2022, the Company signed an Amended Promissory Note with Sponsor, with a Maturity Date of September 26, 2023 for a total of up to $4,000,000. On April 1, 2023, the Company signed an Amended Promissory Note with Sponsor, with a Maturity Date of September 26, 2023 for a total of up to $5,000,000. On October 1, 2023, the Company signed an Amended Promissory Note with Sponsor, with a Maturity Date of June 26, 2024 for a total of up to $6,000,000. On March 1, 2024, the Company signed an Amended Promissory Note with Sponsor, with a Maturity Date of June 26, 2024 for a total of up to $7,000,000. On July 1, 2024, the Company signed an Amended Promissory Note with Sponsor, with a Maturity Date of December 26, 2024 for a total of up to $7,500,000. On December 26, 2024, the Company signed an Amended Promissory Note with Sponsor, with a Maturity Date of June 26, 2025 for a total of up to $7,500,000. As of December 31, 2024, the amount outstanding under this Promissory Note was $5,997,804 for direct working capital, and $1,083,097 for monthly SPAC extension funds for the month of September 2022 through December 2024 for a total of $7,080,901 from Sponsor. The Promissory Note is non-interest bearing and payable on the earlier of (i) the consummation of an initial Business Combination, or (ii) June 26, 2025. The Company additionally owes Sponsor $202,556 for expenses paid by Sponsor on behalf of the Company. The total amount owed Sponsor as of December 31, 2024 is $9,583,457.

The Company had 12 months from the closing of the Initial Public Offering to consummate its initial Business Combination. However, by resolution of its board, requested by the Sponsor, the Company extended the period of time to consummate a Business Combination two times, each by an additional three months (for a total of up to 18 months to complete a Business Combination). The Sponsor deposited additional funds into the Trust Account in order to extend the time available for the Company to consummate its initial Business Combination. The Sponsor deposited into the Trust Account for each three-month extension, $1,150,000 ($0.10 per share) on or prior to the date of the applicable deadline.

On September 13, 2022, the Company held its annual stockholders’ meeting and approved the Company to extend the date of September 26, 2022, up to six (6) times for an additional one (1) month each time (ultimately until as late as March 26, 2023). For each one-month extension on September 26, October 26, November 26, December 26, 2022, January 25, 2023 and February 23, 2023 $59,157 ($0.035 per share) per extension, up to an aggregate of $354,942, or approximately $0.21 per share. The Company held a meeting of its stockholders on March 22, 2023 where the Company’s stockholders approved the Company to extend the date of March 26, 2023, up to six (6) times for an additional one (1) month each time (ultimately until as late as September 26, 2023). For each one-month extension through September 26, 2023, the Sponsor deposited into the Trust Account $41,317 ($0.035 per share) on March 30, 2023, April 25, 2023, May 25, 2023, June 26, 2023, August 2, 2023 and August 28, 2023.

The Company held a meeting of its stockholders on September 22, 2023 where the Company’s stockholders approved (i) a proposal to amend the Company’s A&R COI to authorize the Company to extend the date of September 26, 2023, up to nine (9) times for an additional one (1) month each time (ultimately until as late as June 26, 2024), and (ii) a proposal to amend the Trust Agreement to authorize the Extension and its implementation by the Company. For each one-month extension the Company deposited ($0.035 per share) into the Trust Account. On September 27, 2023 Breeze executed the thirteenth one-month extension through October 26, 2023. On October 24, 2023, November 26, 2023, December 27, 2023, January 26, 2024, February 27, 2024, March 26, 2024, May 7, 2024 and June 3, 2024 Breeze executed the fourteenth, fifteenth, sixteenth, seventeenth, eighteenth, nineteenth, twentieth and twenty-first one-month extensions through June 26, 2024.

The Company held a meeting of its stockholders on June 21, 2024 where the Company’s stockholders approved (i) a proposal to amend the Company’s A&R COI to authorize the Company to extend the date of June 26, 2024, up to six (6) times for an additional one (1) month each time (ultimately until as late as December 26, 2024), and (ii) a proposal to amend the Trust Agreement to authorize the Extension and its implementation by the Company. For each one-month extension the Company deposited ($0.035 per share) into the Trust Account. On June 26, 2024 and August 1, 2024, Breeze executed the twenty-second and twenty-third extensions, and on November 22, 2024, Breeze executed (including accrued interest) the twenty-fourth, twenty-fifth and twenty-sixth one-month extensions for the period from September 26, 2024 through November 26, 2024. On December 31, 2024 the company executed the twenty-seventh and twenty-eighth one-month extension for the period from November 26, 2024 to January 26, 2025.

On December 23, 2024, the Company held a stockholders’ meeting at which a proposal to approve the extension of time to consummate the closing of a Business Combination Agreement to June 26, 2025 was approved. For each one-month extension the Company will deposit ($0.035 per share) into the Trust Account.

Extension payments are funded in the form of a loan from Sponsor. The loans are non-interest bearing and payable upon the consummation of the Company’s initial Business Combination. If the Company completes an initial Business Combination, it will repay such loaned amounts out of the proceeds of the Trust Account released to it. If the Company does not complete a Business Combination, it will not repay such loans. Furthermore, the letter agreement with the Company’s initial stockholders contains a provision pursuant to which the Sponsor has agreed to waive its right to be repaid for such loans out of the funds held in the Trust Account in the event that the Company does not complete a Business Combination.

Representative and Consultant Shares

Pursuant to the underwriting agreement (the “Underwriting Agreement”) between the Company and I-Bankers Securities (the “Representative”), on November 23, 2020, the Company issued to the Representative and its designee 250,000 shares of common stock and separately agreed to issue the Company’s Consultant 15,000 shares of common stock for nominal consideration in a private placement intended to be exempt from registration under Section 4(a)(2) of the Act. In August 2021, the Company issued to the Consultant such Consultant Shares. The Company accounted for the Representative Shares and Consultant Shares as a deferred offering cost of the Initial Public Offering. Accordingly, the offering cost was allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs allocated to the Warrants were expensed immediately in the statement of operations, while offering costs allocated to the redeemable Public Shares were deferred and subsequently charged to temporary stockholders’ equity following the completion of the Initial Public Offering.

In 2020, the Company estimated and recorded the fair value of the Representative Shares and Consultant Shares to be $1,322,350 based upon the price of the common stock issued ($4.99 per share) to the Representative and Consultant. The holders of the Representative Shares and Consultant Shares have agreed not to transfer, assign or sell any such shares until the later of (i) 30 days after the completion of a Business Combination and 180 days pursuant to FINRA Conduct Rule 5110(e)(1) following the effective date of the Registration Statement to anyone other than (i) the Representative or an underwriter or selected dealer in connection with the Offering, or (ii) a bona fide officer or partner of the Representative or of any such underwriter or selected dealer. Additionally, pursuant to FINRA Conduct Rule 5110(e), the Representative Shares and Consultant Shares will not be the subject of any hedging, short sale, derivative, put or call transaction that would result in the economic disposition of the securities by any person for a period of 180 days immediately following the effective date of the Registration Statement.

In addition, the holders of Representative Shares and Consultant Shares have agreed (i) to waive their redemption rights with respect to such shares in connection with the completion of a Business Combination and (ii) to waive their rights to liquidating distributions from the Trust Account with respect to such shares if the Company fails to complete a Business Combination within the time specified in the certificate of incorporation.